Cover Page Document	Jul. 28, 2020	Jul. 20, 2020
Cover Page [Abstract]
Document Type		8-K/A
Document Period End Date	Jul. 28, 2020
Entity Registrant Name		WASHINGTON TRUST BANCORP, INC.
Entity Incorporation, State or Country Code		RI
Entity File Number		001-32991
Entity Tax Identification Number		05-0404671
Entity Address, Address Line One		23 Broad Street
Entity Address, City or Town		Westerly,
Entity Address, State or Province		RI
Entity Address, Postal Zip Code		02891
City Area Code		(401)
Local Phone Number		348-1200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000737468
Amendment Flag		false